INCOME TAXES - Schedule of Provision for Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax provision for current year:
Income tax provision for current year	$ 7,349	$ 6,384	$ 954
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	158	(411)	(138)
Deferred tax (credit) charge:
Deferred tax (credit) charge	(4,471)	(3,532)	(3,759)
Total income tax expense (credit)	3,036	2,441	(2,943)
Macau Complementary Tax [Member]
Income tax provision for current year:
Income tax provision for current year	2,761	41	203
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(57)	(417)	(171)
Deferred tax (credit) charge:
Deferred tax (credit) charge	(3,917)	(3,543)	(3,676)
Lump sum in lieu of Macau Complementary Tax on dividend [Member]
Income tax provision for current year:
Income tax provision for current year	2,795	5,590	0
Hong Kong Profits Tax [Member]
Income tax provision for current year:
Income tax provision for current year	1,171	654	513
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	124	(2)	32
Deferred tax (credit) charge:
Deferred tax (credit) charge	(22)	12	(81)
Income Tax in Other Jurisdictions [Member]
Income tax provision for current year:
Income tax provision for current year	622	99	238
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	91	8	1
Deferred tax (credit) charge:
Deferred tax (credit) charge	$ (532)	$ (1)	$ (2)